Equity (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 6,569	$ 7,481	$ 22,564	$ 23,744
Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	912	891	2,875	2,822
Research and Development, Net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,765	1,605	6,016	5,561
Selling, General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 3,892	$ 4,985	$ 13,673	$ 15,361